Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets, Noncurrent [Abstract]
Finance lease receivables, non-current portion, net	¥ 204,435	¥ 205,118
Deposits	112,523	120,354
Non-current portion of prepayments for advertising and technical support services	36,850	87,656
Goodwill	34,106	34,106
Prepayments for purchase of property and equipment	5,649	118,945
Others	49,720	9,971
Total	¥ 443,283	¥ 576,150